united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

# LeaderShares® Activist Leaders® ETF (ACTV)
# LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)
# LeaderShares® AlphaFactor® US Core Equity ETF (LSAF)
# LeaderShares® Equity Skew ETF (SQEW)
# LeaderShares® Dynamic Yield ETF (DYLD)

Advised by Redwood Investment Management, LLC

# Annual Report

October 31, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the LeaderShares ETFs. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-888-617-1444 www.leadersharesetfs.com

Dear Shareholder,

LeaderShares® Activist Leaders® ETF (ACTV)*: -3.43%

*	From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions.

During the LeaderShares® Activist Leaders® ETF’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of -3.43% (Source: Ultimus) during the period as compared to 10.14% for the S&P 500 **. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The AI boom this year has driven mega-cap tech stocks higher, boosting market-cap weighted indices like the S&P 500. Meanwhile, the Fund’s concentrated exposure in companies involved in shareholder activism seemed to drive the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative stock selection process.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)* -1.32%

*	From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® Tactical Focused ETF’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of -1.32% (Source: Ultimus) during the period as compared to 10.14% for the S&P 500**. Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing, that resulted in the Fund being exposed to risk assets for only a portion of the period. When the Fund was risk on, it was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The AI boom this year has driven mega-cap tech stocks higher, boosting market-cap weighted indices like the S&P 500. Meanwhile, the Fund’s characteristic of being equal-weighted and value-tilted led to some of the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® AlphaFactor® US Core Equity ETF (LSAF): 1.66%*

*	From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of 1.66% (Source: Ultimus) for the year ended October 31, 2021, as compared to the 2.42% return of its benchmark AlphaFactor® US Core Equity Index** (Source: Ultimus). During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. Generally, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Equity Skew ETF (SQEW): -1.69%*

*	From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions

During the LeaderShares® Equity Skew ETF’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted a return of -1.69% (Source: Ultimus) during the period as compared to 10.14% for the S&P 500**. During the period, the Fund was invested in a portfolio of stocks and ETFs based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The AI boom this year has driven mega-cap tech stocks higher, boosting market-cap weighted indices like the S&P 500. The Fund’s overexposure to factors like emerging market equities drove the underperformance against the S&P 500 Index which returned 10.14% (Source: Ultimus) for the reporting period. However, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Dynamic Yield ETF (DYLD)*: 3.17%

*	From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions.

During the LeaderShares® Dynamic Yield ETF’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund returned 3.17% (Source: Ultimus). The Fund is an active fund and does not track an index. During the period, the Fund was invested in a portfolio of high-yield corporate bonds, investment-grade corporate bonds, as well as US treasuries based on its quantitative selection methodology. The Fund derived most of its total return from active management and the ability to shed its interest rate sensitive positions and decrease the portfolio duration risk. As a result, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index**, which returned 0.36% (Source: Ultimus) for the period, as investment-grade corporates and treasuries continued to struggle.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3662-NLD-12/27/2023

LeaderShares® Activist Leaders® ETF

PORTFOLIO REVIEW

October 31, 2023 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	(3.43)%	6.35%
LeaderShares® Activist Leaders® ETF - Market Price	(3.50)%	6.37%
S&P 500 Index (b)	10.14%	8.89%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2023
Percent of
Top 10 Industries	Net Assets
Biotech & Pharma	10.0%
Technology Services	9.8%
Leisure Facilities & Services	9.0%
Retail Discretionary	8.1%
Asset Management	7.4%
Health Care Facilities & Services	4.9%
Electric Ultilities	4.8%
Construction Materials	4.0%
Internet Media and Services	4.0%
Aerospace & Defense	4.0%
Other/Cash and Equivalents	34.0%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
October 31, 2023 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	(1.32)%	10.52%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	(1.20)%	10.51%
S&P 500 Index (b)	10.14%	8.89%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a) As of the close of business on the day of commencement of trading October 26, 2020.

(b) The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2023
Holdings by Type of	Percent of
Investment	Net Assets
U.S. Treasury Bill	98.7%
Other/Cash and Equivalents	1.3%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF

PORTFOLIO REVIEW

October 31, 2023 (Unaudited)

The Fund’s performance figures* for the year ended October 31, 2023, compared to its benchmark:

		Annualized	Annualized
	One Year	Five Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	1.66%	6.64%	4.66%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	1.53%	6.63%	4.65%
S&P 500 Index (b)	10.14%	11.01%	9.21%
AlphaFactor® US Core Equity Index (c)	2.42%	7.57%	5.56%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2023
Percent of
Top 10 Industries	Net Assets
Oil & Gas Producers	15.9%
Technology Services	8.1%
Retail Discretionary	7.7%
Insurance	7.3%
Health Care Facilities & Services	6.3%
Leisure Facilities & Services	5.0%
Home Construction	3.9%
Semiconductors	3.9%
Steel	3.1%
Technology Hardware	3.0%
Other/Cash and Equivalents	35.8%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF

PORTFOLIO REVIEW

October 31, 2023 (Unaudited)

The Fund’s performance figures* for the year ended October 31, 2023, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	(1.69)%	7.28%
LeaderShares® Equity Skew ETF - Market Price	(1.66)%	7.24%
S&P 500 Index (b)	10.14%	12.65%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.81% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2023
Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	45.0%
Technology Hardware	8.2%
Software	6.5%
Biotech & Pharma	6.1%
Semiconductors	5.6%
Oil & Gas Producers	3.9%
Technology Services	3.0%
Health Care Facilities & Services	2.4%
Internet Media & Services	2.2%
E-Commerce Discretionary	1.8%
Other/Cash and Equivalents	15.3%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Dynamic Yield ETF

PORTFOLIO REVIEW

October 31, 2023 (Unaudited)

The Fund’s performance figures* for the year ended October 31, 2023, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Dynamic Yield ETF - NAV	3.17%	(3.89)%
LeaderShares® Dynamic Yield ETF - Market Price	2.88%	(3.99)%
Bloomberg US Aggregate Bond Index (b)	0.36%	(6.82)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (6/28/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading June 28, 2021.

(b)	The Bloomberg U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2023
Percent of
Top 10 Industries	Net Assets
U.S. Government & Agencies	11.1%
Banking	10.9%
Telecommunications	6.5%
Biotech & Pharma	4.3%
Health Care Facilities & Services	3.7%
Institutional Financial Services	3.6%
Food	3.3%
Software	3.1%
Aerospace & Defense	2.8%
Technology Hardware	1.9%
Other/Cash and Equivalents	48.8%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 4.0%
15,177	Howmet Aerospace, Inc.	$669,306
79,819	Mercury Systems, Inc.(a)	2,871,888
		3,541,194
	ASSET MANAGEMENT - 7.4%
224,346	Invesco Ltd.	2,909,767
126,069	Janus Henderson Group plc	2,908,412
12,050	KKR & Company, Inc.	667,570
		6,485,749
	AUTOMOTIVE - 3.2%
247,541	Dana, Inc.	2,841,771

	BIOTECH & PHARMA - 10.0%
435,485	Bausch Health Companies, Inc.(a)	2,970,007
233,233	Innoviva, Inc.(a)	2,894,422
318,794	Ironwood Pharmaceuticals, Inc.(a)	2,859,582
		8,724,011
	CHEMICALS - 0.8%
5,425	Rogers Corporation(a)	666,678

	CONSTRUCTION MATERIALS - 4.0%
13,249	Knife River Corporation(a)	666,690
155,404	MDU Resources Group, Inc.	2,892,069
		3,558,759
	CONSUMER SERVICES - 3.3%
111,393	Upbound Group, Inc.	2,902,902

	CONTAINERS & PACKAGING - 3.3%
35,724	Crown Holdings, Inc.	2,879,354

	ELECTRIC UTILITIES - 4.8%
569,613	Algonquin Power & Utilities Corporation	2,865,154
18,747	FirstEnergy Corporation	667,393
40,877	PG&E Corporation(a)	666,295
		4,198,842

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 0.8%
17,042	Vertiv Holdings Company	$669,239

	ENGINEERING & CONSTRUCTION - 0.8%
8,738	AECOM	668,894

	FOOD - 3.3%
69,070	TreeHouse Foods, Inc.(a)	2,879,527

	GAS & WATER UTILITIES - 3.3%
49,525	Southwest Gas Holdings, Inc.	2,902,660

	HEALTH CARE FACILITIES & SERVICES - 4.9%
20,209	Catalent, Inc.(a)	694,988
103,408	Fortrea Holdings, Inc.(a)	2,936,787
24,499	Option Care Health, Inc.(a)	679,357
		4,311,132
	HOME & OFFICE PRODUCTS - 3.3%
428,373	Newell Brands, Inc.	2,878,667

	INTERNET MEDIA & SERVICES - 4.0%
39,516	GoDaddy, Inc., Class A(a)	2,893,756
22,484	Pinterest, Inc., Class A(a)	671,822
		3,565,578
	LEISURE FACILITIES & SERVICES - 9.0%
123,294	Bloomin’ Brands, Inc.	2,877,682
345	Chipotle Mexican Grill, Inc.(a)	670,059
43,016	Restaurant Brands International, Inc.	2,890,675
11,807	Shake Shack, Inc., Class A(a)	661,664
34,827	Wendy’s Company (The)	662,410
		7,762,490
	METALS & MINING - 0.8%
28,321	Peabody Energy Corporation	668,092

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 1.5%
20,886	CVR Energy, Inc.	$684,016
7,539	Denbury, Inc.(a)	670,142
		1,354,158
	REAL ESTATE OWNERS & DEVELOPERS - 3.2%
43,202	Howard Hughes Holdings, Inc.(a)	2,865,589

	REAL ESTATE SERVICES - 0.8%
9,566	CBRE Group, Inc., Class A(a)	663,306

	RETAIL - DISCRETIONARY - 8.1%
97,370	Bath & Body Works, Inc.	2,887,021
49,521	Freshpet, Inc.(a)	2,842,505
30,942	Guess?, Inc.	665,253
79,230	Hertz Global Holdings, Inc.(a)	667,909
		7,062,688
	SOFTWARE - 3.0%
27,285	Evolent Health, Inc., Class A(a)	666,572
39,959	Gen Digital, Inc.	665,717
7,689	New Relic, Inc.(a)	666,406
4,523	Splunk, Inc.(a)	665,605
		2,664,300
	TECHNOLOGY HARDWARE - 0.8%
43,817	NCR Voyix Corporation(a)	669,962

	TECHNOLOGY SERVICES - 9.8%
883,642	Conduent, Inc.(a)	2,818,818
259,450	Green Dot Corporation, Class A(a)	2,900,651
20,141	Insight Enterprises, Inc.(a)	2,886,205
		8,605,674
	TELECOMMUNICATIONS - 0.8%
42,103	DigitalBridge Group, Inc.	667,333

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)

	TOTAL COMMON STOCKS (Cost $97,220,081)	$86,658,549

	TOTAL INVESTMENTS - 99.0% (Cost $97,220,081)	$86,658,549
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	878,072
	NET ASSETS - 100.0%	$87,536,621

(a)	Non-income producing security.

LTD	- Limited Company

PLC	- Public Limited Company

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Diversification of Assets
Country	% of Net Assets
United States	82.4%
Canada	10.0%
Bermuda	3.3%
Jersey	3.3%
Total	99.0%
Other Assets Less Liabilities - Net	1.0%
Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENT — 98.7%
	U.S. TREASURY BILL — 98.7%
186,420,000	United States Treasury Bill(a) (Cost $184,087,497)	0.0000	01/25/24	$184,083,786

	TOTAL INVESTMENTS - 98.7% (Cost $184,087,497)			$184,083,786
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			2,370,506
	NET ASSETS - 100.0%			$186,454,292

(a)	Zero coupon bond.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 1.0%
21,537	Omnicom Group, Inc.	$1,613,337

	AEROSPACE & DEFENSE - 2.0%
3,909	Lockheed Martin Corporation	1,777,187
20,303	Textron, Inc.	1,543,028
		3,320,215
	ASSET MANAGEMENT - 1.9%
4,815	Ameriprise Financial, Inc.	1,514,654
6,665	LPL Financial Holdings, Inc.	1,496,426
		3,011,080
	BIOTECH & PHARMA - 1.9%
72,049	Exelixis, Inc.(a)	1,483,489
1,937	Regeneron Pharmaceuticals, Inc.(a)	1,510,647
		2,994,136
	CABLE & SATELLITE - 1.0%
36,146	Comcast Corporation, Class A	1,492,468

	CHEMICALS - 2.9%
3,463	NewMarket Corporation	1,669,686
31,871	Olin Corporation	1,361,529
49,636	Valvoline, Inc.	1,472,700
		4,503,915
	COMMERCIAL SUPPORT SERVICES - 1.0%
36,855	H&R Block, Inc.	1,512,898

	CONSTRUCTION MATERIALS - 1.8%
9,467	Eagle Materials, Inc.	1,457,066
11,640	Owens Corning	1,319,627
		2,776,693
	CONSUMER SERVICES - 1.0%
13,598	Grand Canyon Education, Inc.(a)	1,609,051

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 1.0%
48,403	Vistra Corporation	$1,583,746

	ELECTRICAL EQUIPMENT - 1.0%
51,467	Vontier Corporation	1,521,365

	ENGINEERING & CONSTRUCTION - 2.0%
7,568	EMCOR Group, Inc.	1,563,927
38,148	WillScot Mobile Mini Holdings Corporation(a)	1,503,413
		3,067,340
	ENTERTAINMENT CONTENT - 0.9%
40,061	AppLovin Corporation(a)	1,459,823

	FOOD - 0.9%
12,946	JM Smucker Co./The	1,473,773

	HEALTH CARE FACILITIES & SERVICES - 6.3%
18,326	Cardinal Health, Inc.	1,667,666
6,492	HCA Healthcare, Inc.	1,468,101
3,250	Humana, Inc.	1,701,992
3,650	McKesson Corp.	1,662,064
6,516	Medpace Holdings, Inc.(a)	1,581,238
12,657	Universal Health Services, Inc., Class B	1,593,390
		9,674,451
	HOME CONSTRUCTION - 3.9%
53,589	AZEK Company, Inc. (The)(a)	1,404,032
14,828	DR Horton, Inc.	1,548,043
21,571	PulteGroup, Inc.	1,587,410
21,683	Toll Brothers, Inc.	1,533,205
		6,072,690
	HOUSEHOLD PRODUCTS - 1.0%
20,365	Spectrum Brands Holdings, Inc.	1,533,892

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 1.0%
21,642	Timken Company (The)	$1,495,895

	INDUSTRIAL SUPPORT SERVICES - 1.1%
55,105	Core & Main, Inc.(a)	1,657,558

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
11,467	Evercore, Inc., Class A	1,492,774
26,357	SEI Investments Company	1,414,317
		2,907,091
	INSURANCE - 7.3%
20,708	Aflac, Inc.	1,617,502
26,219	American International Group, Inc.	1,607,487
14,514	Globe Life, Inc.	1,688,849
22,330	Hartford Financial Services Group, Inc. (The)	1,640,139
25,166	Loews Corporation	1,610,876
58,773	Old Republic International Corporation	1,609,205
8,171	Primerica, Inc.	1,561,968
		11,336,026
	INTERNET MEDIA & SERVICES - 1.9%
12,133	Alphabet, Inc., A(a)	1,505,462
514	Booking Holdings, Inc.(a)	1,433,834
		2,939,296
	LEISURE FACILITIES & SERVICES - 5.0%
13,092	Choice Hotels International, Inc.	1,446,666
10,661	Hilton Worldwide Holdings, Inc.	1,615,461
14,998	Hyatt Hotels Corporation, Class A	1,536,395
8,142	Marriott International, Inc., Class A	1,535,256
43,313	MGM Resorts International	1,512,490
		7,646,268
	MACHINERY - 1.8%
5,841	Caterpillar, Inc.	1,320,358
16,675	Oshkosh Corporation	1,462,898
		2,783,256

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 15.9%
38,637	APA Corporation	$1,534,662
9,622	Cheniere Energy, Inc.	1,601,293
18,423	Chesapeake Energy Corporation	1,585,852
9,467	Chevron Corporation	1,379,626
13,244	ConocoPhillips	1,573,387
58,644	Coterra Energy, Inc.	1,612,710
33,189	Devon Energy Corp.	1,545,612
12,533	EOG Resources, Inc.	1,582,291
13,595	Exxon Mobil Corporation	1,439,031
27,787	HF Sinclair Corporation	1,538,844
59,077	Marathon Oil Corporation	1,613,393
10,579	Marathon Petroleum Corporation	1,600,074
4,652	Murphy USA, Inc.	1,687,233
24,448	Occidental Petroleum Corporation	1,511,131
13,236	Phillips 66	1,509,831
11,198	Valero Energy Corporation	1,422,146
		24,737,116
	RETAIL - DISCRETIONARY - 7.7%
10,482	AutoNation, Inc.(a)	1,363,499
624	AutoZone, Inc.(a)	1,545,729
8,901	Avis Budget Group, Inc.(a)	1,449,083
12,747	Builders FirstSource, Inc.(a)	1,383,304
7,673	Lowe’s Companies, Inc.	1,462,244
1,747	O’Reilly Automotive, Inc.(a)	1,625,478
9,513	Penske Automotive Group, Inc.	1,361,120
14,109	Ross Stores, Inc.	1,636,220
		11,826,677
	SEMICONDUCTORS - 3.9%
9,109	Analog Devices, Inc.	1,433,119
11,515	Applied Materials, Inc.	1,524,010
3,464	KLA Corporation	1,627,041
2,544	Lam Research Corporation	1,496,432
		6,080,602

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 2.0%
58,068	Dropbox, Inc., Class A(a)	$1,527,189
35,106	Teradata Corporation(a)	1,499,728
		3,026,917
	SPECIALTY FINANCE - 1.0%
94,447	MGIC Investment Corporation	1,590,487

	STEEL - 3.1%
10,191	Nucor Corporation	1,506,128
14,930	Steel Dynamics, Inc.	1,590,194
49,080	United States Steel Corporation	1,663,321
		4,759,643
	TECHNOLOGY HARDWARE - 3.0%
9,318	Apple, Inc.	1,591,235
12,696	Arrow Electronics, Inc.(a)	1,439,853
12,690	Jabil, Inc.	1,558,332
		4,589,420
	TECHNOLOGY SERVICES - 8.1%
5,024	CACI International, Inc., Class A(a)	1,631,594
7,903	CDW Corporation	1,583,761
1,819	Fair Isaac Corporation(a)	1,538,638
14,147	Fiserv, Inc.(a)	1,609,221
4,027	Mastercard, Inc., Class A	1,515,561
14,995	Science Applications International Corporation	1,638,053
6,738	Verisk Analytics, Inc.	1,531,952
6,927	Visa, Inc., Class A	1,628,538
		12,677,318
	TRANSPORTATION & LOGISTICS - 0.9%
14,872	Ryder System, Inc.	1,450,615

	TRANSPORTATION EQUIPMENT - 0.9%
27,007	Allison Transmission Holdings, Inc.	1,361,693

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.0%
21,141	Archer-Daniels-Midland Company	$1,513,061

	TOTAL COMMON STOCKS (Cost $149,298,151)	153,599,812

	TOTAL INVESTMENTS - 99.0% (Cost $149,298,151)	$153,599,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,580,142
	NET ASSETS - 100.0%	$155,179,954

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0%
	AEROSPACE & DEFENSE - 0.5%
490	General Dynamics Corporation	$118,242
663	Lockheed Martin Corporation	301,426
415	Northrop Grumman Corporation	195,643
106	TransDigm Group, Inc.(a)	87,778
		703,089
	ASSET MANAGEMENT - 0.5%
424	Ameriprise Financial, Inc.	133,378
2,917	Blackstone, Inc.	269,385
3,579	Charles Schwab Corporation	186,251
775	Raymond James Financial, Inc.	73,966
		662,980
	AUTOMOTIVE - 1.7%
11,234	Tesla, Inc.(a)	2,256,237

	BEVERAGES - 1.4%
10,707	Coca-Cola Company	604,838
379	Constellation Brands, Inc., Class A	88,743
3,180	Monster Beverage Corporation(a)	162,498
5,887	PepsiCo, Inc.	961,229
		1,817,308
	BIOTECH & PHARMA - 6.1%
7,595	AbbVie, Inc.	1,072,262
2,235	Amgen, Inc.	571,490
285	Biogen, Inc.(a)	67,699
8,800	Bristol-Myers Squibb Company	453,464
3,440	Eli Lilly and Company	1,905,518
5,237	Gilead Sciences, Inc.	411,314
6,376	Johnson & Johnson	945,816
10,869	Merck & Co., Inc.	1,116,246
1,303	Moderna, Inc.(a)	98,976
23,182	Pfizer, Inc.	708,442
450	Regeneron Pharmaceuticals, Inc.(a)	350,951
1,085	Vertex Pharmaceuticals, Inc.(a)	392,889
		8,095,067

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0% (Continued)
	CHEMICALS - 0.7%
933	Air Products and Chemicals, Inc.	$263,517
465	Albemarle Corporation	58,953
2,021	Corteva, Inc.	97,291
1,235	Linde plc	471,967
		891,728
	COMMERCIAL SUPPORT SERVICES - 0.2%
210	Cintas Corporation	106,495
923	Waste Management, Inc.	151,677
		258,172
	DIVERSIFIED INDUSTRIALS - 0.1%
585	Illinois Tool Works, Inc.	131,110

	E-COMMERCE DISCRETIONARY - 1.8%
17,280	Amazon.com, Inc.(a)	2,299,796

	ELECTRIC UTILITIES - 0.2%
8,984	PG&E Corporation(a)	146,439
1,608	Sempra Energy	112,608
		259,047
	ELECTRICAL EQUIPMENT - 0.1%
2,417	Amphenol Corporation, Class A	194,689

	ENGINEERING & CONSTRUCTION - 0.1%
601	Quanta Services, Inc.	100,439

	ENTERTAINMENT CONTENT - 0.1%
686	Electronic Arts, Inc.	84,920

	FOOD - 0.3%
1,691	General Mills, Inc.	110,321
634	Hershey Company (The)	118,780
3,124	Mondelez International, Inc., A	206,840
		435,941

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4%
609	Cigna Group (The)	$188,303
1,001	Elevance Health, Inc.	450,540
457	HCA Healthcare, Inc.	103,346
330	Humana, Inc.	172,818
368	IQVIA Holdings, Inc.(a)	66,545
263	McKesson Corp.	119,760
244	Molina Healthcare, Inc.(a)	81,240
3,863	UnitedHealth Group, Inc.	2,068,868
		3,251,420
	HOUSEHOLD PRODUCTS - 0.8%
1,919	Colgate-Palmolive Company	144,155
696	Kimberly-Clark Corporation	83,269
5,566	Procter & Gamble Company	835,068
		1,062,492
	INDUSTRIAL SUPPORT SERVICES - 0.1%
181	WW Grainger, Inc.	132,099

	INFRASTRUCTURE REIT - 0.1%
1,022	American Tower Corp., A	182,110

	INSURANCE - 0.7%
581	Arthur J Gallagher & Company	136,820
1,339	Marsh & McLennan Companies, Inc.	253,941
2,463	Progressive Corporation (The)	389,375
524	Travelers Companies, Inc.	87,739
		867,875
	INTERNET MEDIA & SERVICES - 2.2%
684	Airbnb, Inc., Class A(a)	80,910
24,223	Alphabet, Inc., A(a)	3,005,590
		3,086,500
	LEISURE FACILITIES & SERVICES - 0.9%
114	Chipotle Mexican Grill, Inc.(a)	221,411
513	Hilton Worldwide Holdings, Inc.	77,735
519	Marriott International, Inc., Class A	97,863

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9% (Continued)
1,923	McDonald’s Corporation	$504,152
2,465	Starbucks Corporation	227,371
746	Yum! Brands, Inc.	90,162
		1,218,694
	MACHINERY - 0.6%
1,261	Caterpillar, Inc.	285,049
1,136	Deere & Company	415,050
898	Veralto Corporation(a)	61,962
		762,061
	MEDICAL EQUIPMENT & DEVICES - 1.7%
3,740	Abbott Laboratories	353,617
729	Agilent Technologies, Inc.	75,357
3,186	Boston Scientific Corporation(a)	163,091
2,738	Danaher Corporation	525,751
1,524	DexCom, Inc.(a)	135,377
1,036	Hologic, Inc.(a)	68,552
165	IDEXX Laboratories, Inc.(a)	65,913
711	Intuitive Surgical, Inc.(a)	186,438
1,596	Thermo Fisher Scientific, Inc.	709,853
		2,283,949
	METALS & MINING - 0.1%
5,863	Freeport-McMoRan, Inc.	198,052

	OIL & GAS PRODUCERS - 3.9%
7,372	Chevron Corporation	1,074,321
4,974	ConocoPhillips	590,911
3,078	Coterra Energy, Inc.	84,645
2,608	Devon Energy Corp.	121,455
733	Diamondback Energy, Inc.	117,515
2,419	EOG Resources, Inc.	305,399
16,576	Exxon Mobil Corporation	1,754,569
1,136	Hess Corporation	164,038
800	Marathon Petroleum Corporation	121,000
2,674	Occidental Petroleum Corporation	165,280

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0% (Continued)
	OIL & GAS PRODUCERS - 3.9% (Continued)
2,469	ONEOK, Inc.	$160,979
956	Pioneer Natural Resources Company	228,484
911	Targa Resources Corporation	76,169
5,063	Williams Companies, Inc. (The)	174,167
		5,138,932
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
3,142	Schlumberger Ltd.	174,884

	RETAIL - CONSUMER STAPLES - 0.6%
1,197	Costco Wholesale Corporation	661,271
913	Dollar General Corporation	108,684
871	Dollar Tree, Inc.(a)	96,759
		866,714
	RETAIL - DISCRETIONARY - 1.3%
74	AutoZone, Inc.(a)	183,308
2,234	Home Depot, Inc.	635,996
1,691	Lowe’s Companies, Inc.	322,254
252	O’Reilly Automotive, Inc.(a)	234,471
3,023	TJX Companies, Inc.	266,236
453	Tractor Supply Company	87,230
201	Ulta Beauty, Inc.(a)	76,643
		1,806,138
	SELF-STORAGE REIT - 0.1%
414	Public Storage	98,826

	SEMICONDUCTORS - 5.6%
3,379	Advanced Micro Devices, Inc.(a)	332,832
967	Analog Devices, Inc.	152,138
3,390	Applied Materials, Inc.	448,667
1,020	Broadcom, Inc.	858,197
549	KLA Corporation	257,865
535	Lam Research Corporation	314,698
1,082	Microchip Technology, Inc.	77,136
192	Monolithic Power Systems, Inc.	84,814

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0% (Continued)
	SEMICONDUCTORS - 5.6% (Continued)
9,929	NVIDIA Corporation	$4,049,045
1,737	ON Semiconductor Corporation(a)	108,806
4,606	QUALCOMM, Inc.	502,008
2,377	Texas Instruments, Inc.	337,558
		7,523,764
	SOFTWARE - 6.5%
885	Adobe Systems, Inc.(a)	470,873
475	Autodesk, Inc.(a)	93,874
1,107	Cadence Design Systems, Inc.(a)	265,514
2,660	Fortinet, Inc.(a)	152,072
607	Intuit, Inc.	300,435
17,736	Microsoft Corp.	5,996,719
3,844	Oracle Corporation	397,470
1,223	Palo Alto Networks, Inc.(a)	297,213
821	ServiceNow, Inc.(a)	477,699
609	Synopsys, Inc.(a)	285,889
		8,737,758
	SPECIALTY FINANCE - 0.1%
1,202	American Express Company	175,528

	STEEL - 0.1%
1,006	Nucor Corporation	148,677

	TECHNOLOGY HARDWARE - 8.2%
61,687	Apple, Inc.	10,534,289
1,012	Arista Networks, Inc.(a)	202,774
381	Motorola Solutions, Inc.	106,093
		10,843,156
	TECHNOLOGY SERVICES - 3.0%
1,691	Automatic Data Processing, Inc.	369,010
1,698	CoStar Group, Inc.(a)	124,650
101	Fair Isaac Corporation(a)	85,433
1,782	Fiserv, Inc.(a)	202,703
329	Gartner, Inc.(a)	109,241

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 54.0% (Continued)
	TECHNOLOGY SERVICES - 3.0% (Continued)
3,471	Mastercard, Inc., Class A	$1,306,311
307	Moody’s Corporation	94,556
185	MSCI, Inc.	87,237
749	Paychex, Inc.	83,176
6,693	Visa, Inc., Class A	1,573,524
		4,035,841
	TELECOMMUNICATIONS - 0.2%
1,472	T-Mobile US, Inc.(a)	211,762

	TOBACCO & CANNABIS - 0.3%
3,828	Altria Group, Inc.	153,771
3,413	Philip Morris International, Inc.	304,303
		458,074
	TRANSPORTATION & LOGISTICS - 0.4%
3,975	CSX Corporation	118,654
360	Old Dominion Freight Line, Inc.	135,598
1,271	Union Pacific Corporation	263,872
		518,124
	WHOLESALE - CONSUMER STAPLES - 0.1%
1,102	Archer-Daniels-Midland Company	78,870

	WHOLESALE - DISCRETIONARY - 0.1%
3,570	Copart, Inc.(a)	155,366

	TOTAL COMMON STOCKS (Cost $73,349,670)	72,208,189

	EXCHANGE-TRADED FUNDS — 45.0%
	EQUITY - 45.0%
336,089	SPDR Portfolio Emerging Markets ETF	10,912,810
66,482	SPDR Portfolio S&P 500 Value ETF	2,695,180
149,211	SPDR S&P 600 Small Cap Growth ETF	10,389,562
264,496	SPDR S&P 600 Small Cap Value ETF	17,953,988

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.0% (Continued)
	EQUITY - 45.0% (Continued)
482,027	Vanguard FTSE Emerging Markets ETF	$18,288,105
	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,607,101)	60,239,645

	TOTAL INVESTMENTS - 99.0% (Cost $135,956,771)	$132,447,834
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,364,309
	NET ASSETS - 100.0%	$133,812,143

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6%
	AEROSPACE & DEFENSE — 2.8%
346,000	Boeing Company (The)		4.8750	05/01/25	$339,924
480,000	Boeing Company (The)		2.1960	02/04/26	441,119
356,000	Boeing Company (The)		5.1500	05/01/30	334,292
316,000	Boeing Company (The)		5.7050	05/01/40	280,931
316,000	Boeing Company (The)		5.8050	05/01/50	274,108
316,000	Boeing Company (The)		5.9300	05/01/60	267,847
346,000	RTX Corporation		4.1250	11/16/28	318,068
316,000	RTX Corporation		4.5000	06/01/42	246,571
					2,502,860
	BANKING — 10.9%
480,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	423,696
470,000	Bank of America Corporation(a)	TSFR3M + 1.302%	3.4190	12/20/28	418,828
356,000	Bank of America Corporation(a)	TSFR3M + 1.572%	4.2710	07/23/29	324,223
356,000	Bank of America Corporation(a)	TSFR3M + 1.472%	3.9740	02/07/30	315,096
490,000	Bank of America Corporation(a)	TSFR3M + 1.252%	2.4960	02/13/31	387,112
490,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	376,590
508,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	311,457
488,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	325,464
391,000	Bank of America Corporation B(a)	TSFR3M + 3.412%	4.0830	03/20/51	276,191
470,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	448,669
356,000	Citigroup, Inc.		4.4500	09/29/27	329,027
356,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	315,613
490,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	384,214
470,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	442,045

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	BANKING — 10.9% (Continued)
480,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	428,324
490,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.510%	2.7390	10/15/30	402,899
356,000	JPMorgan Chase & Company(a)	SOFRRATE + 3.790%	4.4930	03/24/31	321,849
490,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.250%	2.5800	04/22/32	379,309
257,000	JPMorgan Chase & Company		6.4000	05/15/38	260,518
391,000	JPMorgan Chase & Company(a)	TSFR3M + 1.642%	3.9640	11/15/48	275,426
411,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	254,081
470,000	Wells Fargo & Company		3.0000	04/22/26	436,784
470,000	Wells Fargo & Company		3.0000	10/23/26	430,634
480,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	418,690
480,000	Wells Fargo & Company(a)	TSFR3M + 1.432%	2.8790	10/30/30	392,928
488,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	313,546
292,000	Wells Fargo & Company(a)	TSFR3M + 4.502%	5.0130	04/04/51	233,276
					9,626,489
	BEVERAGES — 1.6%
352,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	338,496
312,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	275,388
298,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	249,418
288,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	278,240
288,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	263,080
					1,404,622
	BIOTECH & PHARMA — 4.3%
470,000	AbbVie, Inc.		2.6000	11/21/24	454,195
470,000	AbbVie, Inc.		3.6000	05/14/25	454,453

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	BIOTECH & PHARMA — 4.3% (Continued)
470,000	AbbVie, Inc.		2.9500	11/21/26	$435,430
480,000	AbbVie, Inc.		3.2000	11/21/29	418,788
367,000	AbbVie, Inc.		4.0500	11/21/39	288,244
326,000	AbbVie, Inc.		4.2500	11/21/49	246,263
316,000	Amgen, Inc.		4.6630	06/15/51	242,053
257,000	AstraZeneca PLC		6.4500	09/15/37	268,144
243,000	Bristol-Myers Squibb Company		3.4000	07/26/29	218,180
316,000	Bristol-Myers Squibb Company		4.2500	10/26/49	237,042
257,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	268,448
247,000	Pfizer, Inc.		7.2000	03/15/39	273,516
					3,804,756
	CABLE & SATELLITE — 1.2%
346,000	Comcast Corporation		4.1500	10/15/28	323,574
203,000	Comcast Corporation		4.6000	10/15/38	169,264
207,000	Comcast Corporation		4.7000	10/15/48	166,109
387,000	Comcast Corporation		2.8870	11/01/51	214,783
403,000	Comcast Corporation		2.9370	11/01/56	215,363
					1,089,093
	DIVERSIFIED INDUSTRIALS — 0.3%
222,000	General Electric Company		6.7500	03/15/32	235,876

	E-COMMERCE DISCRETIONARY — 0.6%
356,000	Amazon.com, Inc.		3.1500	08/22/27	329,715
316,000	Amazon.com, Inc.		4.0500	08/22/47	242,695
					572,410
	FOOD — 3.3%
565,000	Kraft Heinz Foods Company		3.0000	06/01/26	528,455
565,000	Kraft Heinz Foods Company		3.8750	05/15/27	530,084
245,000	Kraft Heinz Foods Company		4.2500	03/01/31	217,019
324,000	Kraft Heinz Foods Company(b)		7.1250	08/01/39	332,441
421,000	Kraft Heinz Foods Company		5.0000	06/04/42	348,922
411,000	Kraft Heinz Foods Company		5.2000	07/15/45	341,583
431,000	Kraft Heinz Foods Company		4.3750	06/01/46	317,451
421,000	Kraft Heinz Foods Company		4.8750	10/01/49	331,646

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	FOOD — 3.3% (Continued)				$2,947,601
	HEALTH CARE FACILITIES & SERVICES — 3.7%
346,000	Cigna Group (The)		4.3750	10/15/28	323,689
316,000	Cigna Group (The)		4.9000	12/15/48	255,239
269,000	CVS Health Corporation		4.3000	03/25/28	252,285
316,000	CVS Health Corporation		4.7800	03/25/38	262,373
316,000	CVS Health Corporation		5.1250	07/20/45	253,777
316,000	CVS Health Corporation		5.0500	03/25/48	249,612
413,000	HCA, Inc.		5.3750	02/01/25	408,656
413,000	HCA, Inc.		5.8750	02/15/26	409,489
413,000	HCA, Inc.		5.6250	09/01/28	399,936
575,000	HCA, Inc.		3.5000	09/01/30	477,027
					3,292,083
	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
470,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	452,596
356,000	Goldman Sachs Group, Inc. (The)(a)	TSFR3M + 1.563%	4.2230	05/01/29	325,243
490,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	374,446
267,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	261,760
257,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	250,029
356,000	Morgan Stanley		3.8750	01/27/26	339,635
480,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	426,504
356,000	Morgan Stanley(a)	TSFR3M + 1.890%	4.4310	01/23/30	324,413
490,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	394,401
					3,149,027
	LEISURE FACILITIES & SERVICES — 0.2%
206,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	188,059

	MEDICAL EQUIPMENT & DEVICES — 0.3%
292,000	Abbott Laboratories		4.9000	11/30/46	253,432

	METALS & MINING — 0.4%
411,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	338,772

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	OIL & GAS PRODUCERS — 1.6%
195,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	$163,449
145,000	ConocoPhillips		6.5000	02/01/39	150,498
286,000	ConocoPhillips Company		4.0250	03/15/62	194,678
413,000	Continental Resources Inc.(b)		5.7500	01/15/31	383,811
257,000	Shell International Finance BV		6.3750	12/15/38	263,686
316,000	Shell International Finance BV		4.3750	05/11/45	248,186
					1,404,308
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
191,000	SBA Communications Corporation		3.1250	02/01/29	158,109

	RETAIL - DISCRETIONARY — 0.3%
257,000	Home Depot, Inc. (The)		5.8750	12/16/36	255,364

	SEMICONDUCTORS — 0.7%
411,000	Broadcom, Inc.(b)		3.1370	11/15/35	290,882
411,000	Broadcom, Inc.(b)		3.1870	11/15/36	285,577
					576,459
	SOFTWARE — 3.1%
470,000	Microsoft Corporation		2.4000	08/08/26	437,088
346,000	Microsoft Corporation		3.3000	02/06/27	327,039
508,000	Microsoft Corporation		2.5250	06/01/50	293,342
488,000	Microsoft Corporation		2.9210	03/17/52	303,867
547,000	Microsoft Corporation		2.6750	06/01/60	304,600
470,000	Oracle Corporation		2.5000	04/01/25	448,446
547,000	Oracle Corporation		3.6000	04/01/50	337,384
557,000	Oracle Corporation		3.8500	04/01/60	337,057
					2,788,823
	TECHNOLOGY HARDWARE — 1.9%
470,000	Apple, Inc.		3.2500	02/23/26	449,882
367,000	Apple, Inc.		3.8500	05/04/43	285,602
292,000	Apple, Inc.		4.6500	02/23/46	250,648
292,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	292,416

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	TECHNOLOGY HARDWARE — 1.9% (Continued)
411,000	Western Digital Corporation		4.7500	02/15/26	$386,206
					1,664,754
	TECHNOLOGY SERVICES — 0.8%
470,000	Visa, Inc.		3.1500	12/14/25	448,519
316,000	Visa, Inc.		4.3000	12/14/45	254,126
					702,645
	TELECOMMUNICATIONS — 6.5%
188,000	AT&T, Inc.		4.3500	03/01/29	173,213
188,000	AT&T, Inc.		4.3000	02/15/30	168,915
389,000	AT&T, Inc.		2.5500	12/01/33	280,039
399,000	AT&T, Inc.		3.5000	09/15/53	236,774
409,000	AT&T, Inc.		3.5500	09/15/55	239,626
486,000	AT&T, Inc.		3.8000	12/01/57	294,962
409,000	AT&T, Inc.		3.6500	09/15/59	238,561
247,000	British Telecommunications PLC		9.6250	12/15/30	285,526
247,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	277,066
247,000	Orange S.A.		9.0000	03/01/31	283,520
346,000	Verizon Communications, Inc.		4.1250	03/16/27	328,102
342,000	Verizon Communications, Inc.		4.3290	09/21/28	318,728
356,000	Verizon Communications, Inc.		4.0160	12/03/29	318,240
485,000	Verizon Communications, Inc.		2.5500	03/21/31	379,800
314,000	Verizon Communications, Inc.		4.5000	08/10/33	272,887
488,000	Verizon Communications, Inc.		3.4000	03/22/41	331,299
314,000	Verizon Communications, Inc.		4.8620	08/21/46	251,271
401,000	Verizon Communications, Inc.		3.5500	03/22/51	253,870
411,000	Verizon Communications, Inc.		3.7000	03/22/61	253,178
330,000	Vodafone Group Plc		4.3750	05/30/28	314,108
316,000	Vodafone Group Plc		5.2500	05/30/48	256,702
					5,756,387
	TOBACCO & CANNABIS — 0.5%
475,000	BAT Capital Corporation		3.5570	08/15/27	431,130

	TRANSPORTATION & LOGISTICS — 0.8%
145,833	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	141,974

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.6% (Continued)
	TRANSPORTATION & LOGISTICS — 0.8% (Continued)
185,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.7500	04/20/29	$167,029
413,000	Delta Air Lines, Inc.	7.3750	01/15/26	417,537
				726,540
	TOTAL CORPORATE BONDS (Cost $53,257,077)			43,869,599

	U.S. GOVERNMENT & AGENCIES — 11.1%
	U.S. TREASURY NOTES — 11.1%
4,941,000	United States Treasury Note	1.5000	02/29/24	4,877,387
5,007,000	United States Treasury Note	1.5000	02/15/25	4,770,634
112,000	United States Treasury Note	1.6250	05/15/31	89,368
92,000	United States Treasury Note	2.2500	05/15/41	60,693
69,000	United States Treasury Note	2.3750	05/15/51	41,457
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,210,917)			9,839,539

	SHORT-TERM INVESTMENTS – 36.7%
24,350,000	United States Treasury Bill(c)	0.0000	11/09/23	24,321,490
8,250,000	United States Treasury Bill(c)	0.0000	01/04/24	8,172,377
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,493,747)			32,493,867

	TOTAL INVESTMENTS - 97.4% (Cost $95,961,741)			$86,203,005
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			2,313,389
	NET ASSETS - 100.0%			$88,516,394

BV	- Besloten Vennootschap

GMTN	- Global Medium Term Note

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Variable rate security: the rate shown represents the rate on October 31, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total fair market value of 144A securities is $1,789,773 or 2.0% of net assets.

(c)	Zero coupon bond.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES
Ocotber 31, 2023

	LeaderShares® Activist Leaders® ETF	LeaderShares® AlphaFactor® Tactical Focused ETF	LeaderShares® AlphaFactor® US Core Equity ETF	LeaderShares® Equity Skew ETF	LeaderShares® Dynamic Yield ETF
ASSETS
Investment securities:
Investments, at cost	$97,220,081	$184,087,497	$149,298,151	$135,956,771	$95,961,741
Investments, at fair value	$86,658,549	$184,083,786	$153,599,812	$132,447,834	$86,203,005
Cash	392,175	2,458,851	1,622,618	1,395,618	2,118,391
Receivable for capital stock sold	1,415,241	—	—	—	—
Receivable for investments sold	7,742,618	—	—	—	—
Dividends and interest receivable	35,520	71,030	42,194	41,672	561,774
TOTAL ASSETS	96,244,103	186,613,667	155,264,624	133,885,124	88,883,170

LIABILITIES
Payable for investments purchased	6,989,728	—	—	—	—
Payable for capital shares redeemed	1,660,256	—	—	—	—
Investment advisory fees payable	57,498	159,375	84,670	72,981	44,106
Dividends payable	—	—	—	—	322,670
TOTAL LIABILITIES	8,707,482	159,375	84,670	72,981	366,776
NET ASSETS	$87,536,621	$186,454,292	$155,179,954	$133,812,143	$88,516,394

Net Assets Consist Of:
Paid in capital	$125,601,075	$222,449,386	$192,526,189	$172,206,808	$101,266,007
Accumulated deficit	(38,064,454)	(35,995,094)	(37,346,235)	(38,394,665)	(12,749,613)
NET ASSETS	$87,536,621	$186,454,292	$155,179,954	$133,812,143	$88,516,394

Net Asset Value Per Share:
Net Assets	$87,536,621	$186,454,292	$155,179,954	$133,812,143	$88,516,394
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,150,000	5,750,000	5,075,000	4,825,000	4,100,000
Net asset value (Net Assets ÷ Shares Outstanding)	$27.79	$32.43	$30.58	$27.73	$21.59

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2023

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
INVESTMENT INCOME
Dividends	$1,687,034	$3,566,871	$2,496,022	$2,166,178	$—
Interest	40,969	812,691	79,842	62,277	4,026,336
Less: Foreign withholding expense	(23,336)	(16,741)	(1,297)	(132)	—
TOTAL INVESTMENT INCOME	1,704,667	4,362,821	2,574,567	2,228,323	4,026,336

EXPENSES
Investment advisory fees	702,210	1,860,737	1,206,052	999,214	758,811
TOTAL EXPENSES	702,210	1,860,737	1,206,052	999,214	758,811
NET INVESTMENT INCOME	1,002,457	2,502,084	1,368,515	1,229,109	3,267,525

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(15,585,791)	(17,207,554)	(11,918,281)	(14,628,955)	—
In-kind redemptions	13,363,512	16,621,389	19,366,208	9,761,192	(358,853)
Realized gain (loss) on investments	(2,222,279)	(586,165)	7,447,927	(4,867,763)	(358,853)
Change in unrealized appreciation (depreciation) on:
Investments	(2,174,800)	(3,554,782)	(5,982,151)	1,009,043	(70,568)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,397,079)	(4,140,947)	1,465,776	(3,858,720)	(429,421)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,394,622)	$(1,638,863)	$2,834,291	$(2,629,611)	$2,838,104

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2023	October 31, 2022

FROM OPERATIONS
Net investment income	$1,002,457	$357,062
Net realized loss on investments	(15,585,791)	(13,604,753)
Net realized gain on in-kind redemptions	13,363,512	14,107,118
Unrealized appreciation (depreciation) on investments	(2,174,800)	(18,004,123)
Net decrease in net assets resulting from operations	(3,394,622)	(17,144,696)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Return of capital	—	(4,972,381)
Distributable Earnings	(243,068)	(730,514)
Net decrease in net assets resulting from distributions to shareholders	(243,068)	(5,702,895)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	76,050,884	74,872,618
Cost of shares redeemed	(67,131,486)	(46,731,261)
Net increase in net assets resulting from shares of beneficial interest	8,919,398	28,141,357

TOTAL INCREASE IN NET ASSETS	5,281,708	5,293,766

NET ASSETS
Beginning of Year	82,254,913	76,961,147
End of Year	$87,536,621	$82,254,913

SHARE ACTIVITY
Shares sold	2,425,000	2,250,000
Shares redeemed	(2,125,000)	(1,400,000)
Net increase in shares of beneficial interest outstanding	300,000	850,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS
Net investment income	$2,502,084	$2,188,153
Net realized loss on investments	(17,207,554)	(20,802,828)
Net realized gain on in-kind redemptions	16,621,389	22,029,508
Unrealized appreciation (depreciation) on investments	(3,554,782)	(8,089,496)
Net decrease in net assets resulting from operations	(1,638,863)	(4,674,663)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Return of capital	—	(1,296,694)
Distributable Earnings	(596,625)	(3,387,401)
Net decrease in net assets resulting from distributions to shareholders	(596,625)	(4,684,095)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	210,728,219	175,555,756
Cost of shares redeemed	(179,523,658)	(136,855,799)
Net increase in net assets resulting from shares of beneficial interest	31,204,561	38,699,957

TOTAL INCREASE IN NET ASSETS	28,969,073	29,341,199

NET ASSETS
Beginning of Year	157,485,219	128,144,020
End of Year	$186,454,292	$157,485,219

SHARE ACTIVITY
Shares sold	6,525,000	5,025,000
Shares redeemed	(5,550,000)	(3,900,000)
Net increase in shares of beneficial interest outstanding	975,000	1,125,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS
Net investment income	$1,368,515	$1,177,343
Net realized loss on investments	(11,918,281)	(29,826,248)
Net realized gain on in-kind redemptions	19,366,208	9,700,848
Unrealized appreciation (depreciation) on investments	(5,982,151)	4,429,403
Net increase (decrease) in net assets resulting from operations	2,834,291	(14,518,654)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(502,425)	(1,093,305)
Net decrease in net assets resulting from distributions to shareholders	(502,425)	(1,093,305)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	141,748,704	134,897,260
Cost of shares redeemed	(135,285,199)	(95,993,806)
Net increase in net assets resulting from shares of beneficial interest	6,463,505	38,903,454

TOTAL INCREASE IN NET ASSETS	8,795,371	23,291,495

NET ASSETS
Beginning of Year	146,384,583	123,093,088
End of Year	$155,179,954	$146,384,583

SHARE ACTIVITY
Shares sold	4,600,000	4,250,000
Shares redeemed	(4,375,000)	(3,050,000)
Net increase in shares of beneficial interest outstanding	225,000	1,200,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS
Net investment income	$1,229,109	$1,069,309
Net realized loss on investments	(14,628,955)	(20,970,506)
Net realized gain on in-kind redemptions	9,761,192	13,232,844
Unrealized appreciation (depreciation) on investments	1,009,043	(15,691,444)
Net decrease in net assets resulting from operations	(2,629,611)	(22,359,797)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Return of capital	—	(7,449,169)
Distributable Earnings	(480,938)	(1,347,897)
Net decrease in net assets resulting from distributions to shareholders	(480,938)	(8,797,066)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	135,827,916	137,818,637
Cost of shares redeemed	(115,722,042)	(95,323,161)
Net increase in net assets resulting from shares of beneficial interest	20,105,874	42,495,476

TOTAL INCREASE IN NET ASSETS	16,995,325	11,338,613

NET ASSETS
Beginning of Year	116,816,818	105,478,205
End of Year	$133,812,143	$116,816,818

SHARE ACTIVITY
Shares sold	4,700,000	4,150,000
Shares redeemed	(4,000,000)	(2,850,000)
Net increase in shares of beneficial interest outstanding	700,000	1,300,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS
Net investment income	$3,267,525	$1,330,393
Net realized gain (loss) on investments	—	(3,096,271)
Net realized loss on in-kind redemptions	(358,853)	(23,219)
Unrealized appreciation (depreciation) on investments	(70,568)	(9,340,874)
Net increase (decrease) in net assets resulting from operations	2,838,104	(11,129,971)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(3,214,975)	(1,343,205)
Net decrease in net assets resulting from distributions to shareholders	(3,214,975)	(1,343,205)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,822,910	31,782,845
Cost of shares redeemed	(18,582,377)	(1,118,066)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(759,467)	30,664,779

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,136,338)	18,191,603

NET ASSETS
Beginning of Year	89,652,732	71,461,129
End of Year	$88,516,394	$89,652,732

SHARE ACTIVITY
Shares sold	800,000	1,350,000
Shares redeemed	(850,000)	(50,000)
Net increase (decrease) in shares of beneficial interest outstanding	(50,000)	1,300,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$28.86	$38.48	$24.29	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.33	0.15	0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	(1.32)	(6.98)	14.21	(0.71)
Total from investment operations	(0.99)	(6.83)	14.22	(0.71)
Less distributions from:
Net investment income	(0.08)	(0.36)	(0.03)	—
Return of capital	—	(2.43)	—	—
Total distributions	(0.08)	(2.79)	(0.03)	—
Net asset value, end of year/period	$27.79	$28.86	$38.48	$24.29
Market price, end of year/period	$27.81	$28.90	$38.49	$24.30
Total return (2)	(3.43)%	(19.11)%	58.60%	(2.84	)% (4)
Net assets, at end of year/period (000s)	$87,537	$82,255	$76,961	$42,513
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	1.07%	0.45%	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	89%	67%	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
Net asset value, beginning of year/period	$32.98	$35.11	$24.09	$25.00
Activity from investment operations:
Net investment income (1)	0.44	0.49	0.51	0.03
Net realized and unrealized gain (loss) on investments	(0.88)	(1.40)	10.60	(0.94)
Total from investment operations	(0.44)	(0.91)	11.11	(0.91)
Less distributions from:
Net investment income	(0.11)	(0.88)	(0.09)	—
Return of capital	—	(0.34)	—	—
Total distributions	(0.11)	(1.22)	(0.09)	—
Net asset value, end of year/period	$32.43	$32.98	$35.11	$24.09
Market price, end of year/period	$32.42	$32.93	$35.13	$24.10
Total return (2)	(1.32)%	(2.76)%	46.20%	3.64	% (4)
Net assets, at end of year/period (000s)	$186,454	$157,485	$128,144	$47,571
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.33%	1.48%	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	192%	229%	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented

	For the Year	For the Year	For the Year	For the Year		For the Year
	Ended	Ended	Ended	Ended		Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019
Net asset value, beginning of year	$30.18	$33.72	$24.72	$25.44		$22.85
Activity from investment operations:
Net investment income (1)	0.27	0.27	0.11	0.17		0.18
Net realized and unrealized gain (loss) on investments	0.23	(3.56)	8.99	(0.71)		2.58
Total from investment operations	0.50	(3.29)	9.10	(0.54)		2.76
Less distributions from:
Net investment income	(0.10)	(0.25)	(0.10)	(0.18)		(0.17)
Return of capital	—	—	—	(0.00	) *	—
Total distributions	(0.10)	(0.25)	(0.10)	(0.18)		(0.17)
Net asset value, end of year	$30.58	$30.18	$33.72	$24.72		$25.44
Market price, end of year	$30.56	$30.20	$33.78	$24.72		$25.45
Total return (2)	1.66%	(9.76)%	36.84%	(2.09)%		12.16%
Net assets, at end of year (000s)	$155,180	$146,385	$123,093	$73,540		$74,412
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets	0.85%	0.88%	0.35%	0.70%		0.77%
Portfolio Turnover Rate (3)	136%	150%	177%	181%		193%

*	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$28.32	$37.34	$28.06	$25.00
Activity from investment operations:
Net investment income (1)	0.27	0.30	0.28	0.09
Net realized and unrealized gain (loss) on investments	(0.75)	(6.31)	10.67	2.97
Total from investment operations	(0.48)	(6.01)	10.95	3.06
Less distributions from:
Net investment income	(0.11)	(0.46)	(0.26)	—
Net realized gains	—	—	(1.41)	—
Return of capital	—	(2.55)	—	—
Total distributions	(0.11)	(3.01)	(1.67)	—
Net asset value, end of year/period	$27.73	$28.32	$37.34	$28.06
Market price, end of year/period	$27.69	$28.27	$37.41	$27.83
Total return (2)	(1.69)%	(17.47)%	40.17%	12.24	% (4)
Net assets, at end of year/period (000s)	$133,812	$116,817	$105,478	$54,020
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	0.92%	0.95%	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	143%	184%	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	October 31, 2023	October 31, 2022	October 31, 2021 *
Net asset value, beginning of year/period	$21.60	$25.07	$25.00
Activity from investment operations:
Net investment income (1)	0.72	0.36	0.18
Net realized and unrealized gain (loss) on investments	(0.03)	(3.46)	0.04
Total from investment operations	0.69	(3.10)	0.22
Less distributions from:
Net investment income	(0.70)	(0.36)	(0.15)
Net realized gains	—	(0.01)	—
Total distributions	(0.70)	(0.37)	(0.15)
Net asset value, end of year/period	$21.59	$21.60	$25.07
Market price, end of year/period	$21.54	$21.61	$25.12
Total return (2)	3.17%	(12.45)%	0.88	% (4)
Net assets, at end of year/period (000s)	$88,516	$89,653	$71,461
Ratio of expenses to average net assets	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	3.23%	1.58%	2.11	% (3)
Portfolio Turnover Rate (5)	0%	66%	6	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares® AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$86,658,549	$—	$—	$86,658,549
Total	$86,658,549	$—	$—	$86,658,549

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investment - Treasury Bill	$—	$184,083,786	$—	$184,083,786
Total	$—	184,083,786	$—	$184,083,786

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$153,599,812	$—	$—	$153,599,812
Total	$153,599,812	$—	$—	$153,599,812

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$72,208,189	$—	$—	$72,208,189
Exchange-Traded Funds	60,239,645	—	—	60,239,645
Total	$132,447,834	$—	$—	$132,447,834

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,869,599	$—	$43,869,599
U.S. Government & Agencies	—	9,839,539	—	9,839,539
Short-Term Investments - Treasury Bills	—	32,493,867	—	32,493,867
Total	$—	$86,203,005	$—	$86,203,005

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at October 31, 2023, and there were no options transactions for the year ended October 31, 2023.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2020 to October 31, 2022 or expected to be taken in the Funds’ October 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$86,079,383	$—	$84,428,152	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	306,487,353	—	354,745,761	—
LeaderShares® AlphaFactor® US Core Equity ETF	228,486,820	—	226,924,616	—
LeaderShares® Equity Skew ETF	201,748,610	—	199,117,700	—
LeaderShares® Dynamic Yield ETF	—	—	—	—

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$75,568,314	$—	$67,543,968	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	73,284,895	—	177,419,608	—
LeaderShares® AlphaFactor® US Core Equity ETF	138,843,911	—	133,517,768	—
LeaderShares® Equity Skew ETF	132,013,214	—	114,023,742	—
LeaderShares® Dynamic Yield ETF	8,779,790	1,994,072	8,209,110	2,045,835

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares ® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75% respectively of each Funds’ average daily net assets. For the year ended October 31, 2023 the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders® ETF	$702,210
LeaderShares® AlphaFactor® Tactical Focused ETF	1,860,737
LeaderShares® AlphaFactor® US Core Equity ETF	1,206,052
LeaderShares® Equity Skew ETF	999,214
LeaderShares® Dynamic Yield ETF	758,811

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the advisor on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Advisor on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Advisor or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor on behalf of the Funds.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2023, was as follows:

Portfolio	Cost for Federal Tax purposes	Unrealized Appreciation	Unrealized Depreciation	Tax Net Unrealized App/Dep
LeaderShares® Activist Leaders® ETF	$98,437,518	$1,216,335	$(12,995,304)	$(11,778,969)
LeaderShares® AlphaFactor® Tactical Focused ETF	193,313,640	—	(9,229,854)	(9,229,854)
LeaderShares® AlphaFactor® US Core Equity ETF	149,275,248	10,626,736	(6,302,172)	4,324,564
LeaderShares® Equity Skew ETF	135,955,358	1,602,282	(5,109,806)	(3,507,524)
LeaderShares® Dynamic Yield ETF	95,968,089	8,621	(9,773,705)	(9,765,084)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2023 and October 31, 2022 was as follows:

For the period ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$243,068	$—	$—	$—	$243,068
LeaderShares® AlphaFactor Tactical Focused ETF	596,625	—	—	—	596,625
LeaderShares® AlphaFactor® US Core Equity ETF	502,425	—	—	—	502,425
LeaderShares® Equity Skew ETF	480,938	—	—	—	480,938
LeaderShares® Dynamic Yield ETF	3,214,975	—	—	—	3,214,975

For the period ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$730,514	$—	$4,972,381	$—	$5,702,895
LeaderShares® AlphaFactor Tactical Focused ETF	3,387,401	—	1,296,694	—	4,684,095
LeaderShares® AlphaFactor® US Core Equity ETF	1,093,305	—	—	—	1,093,305
LeaderShares® Equity Skew ETF	1,347,897	—	7,449,169	—	8,797,066
LeaderShares® Dynamic Yield ETF	1,343,205	—	—	—	1,343,205

As of October 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$751,040	$—	$—	$(27,036,525)	$—	$(11,778,969)	$(38,064,454)
LeaderShares® AlphaFactor® Tactical Focused ETF	1,905,459	—	—	(28,670,699)	—	(9,229,854)	(35,995,094)
LeaderShares® AlphaFactor® US Core Equity ETF	900,407	—	—	(42,571,206)	—	4,324,564	(37,346,235)
LeaderShares® Equity Skew ETF	744,231	—	—	(35,631,372)	—	(3,507,524)	(38,394,665)
LeaderShares® Dynamic Yield ETF	109,237	—	—	(3,093,766)	—	(9,765,084)	(12,749,613)

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification and adjustments for C-Corps.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
LeaderShares®Activist Leaders ETF	19,456,828	7,579,697	27,036,525	—
LeaderShares® AlphaFactor® Tactical Focused ETF	28,670,699	—	28,670,699	—
LeaderShares® AlphaFactor® US Core Equity ETF	39,904,403	2,666,803	42,571,206	—
LeaderShares® Equity Skew ETF	35,203,726	427,646	35,631,372	—
LeaderShares® Dynamic Yield ETF	3,093,727	39	3,093,766	2,059

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2023 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$12,299,517	$(12,299,517)
LeaderShares® AlphaFactor® Tactical Focused ETF	16,633,430	(16,633,430)
LeaderShares® AlphaFactor® US Core Equity ETF	19,376,491	(19,376,491)
LeaderShares® Equity Skew ETF	9,759,883	(9,759,883)
LeaderShares® Dynamic Yield ETF	(361,589)	361,589

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF
Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders® ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk and volatility risk.

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, geographic and sector risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fixed income securities risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, gap risk, high yield risk, index risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the New York Stock Exchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Funds and its investments and could result in decreases to the Fund’s net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for each of the years in the two-year period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended October 31, 2021, and prior years or periods, were audited by other auditors whose report dated January 10, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 29, 2023

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

LeaderShares® ETFs
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds liquidity risk, taking into consideration, among other factors, the Funds investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2023 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds liquidity risk management program has been effectively implemented.

LeaderShares® ETFs
EXPENSE EXAMPLES (Unaudited)
October 31, 2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	5/1/23	10/31/23	Period	10/31 /23	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$937.00	$3.66	$1,021.42	$3.82
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$1,008.70	$5.01	$1,020.21	$5.04
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$1,004.90	$3.79	$1,021.42	$3.82
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$1,001.40	$3.78	$1,021.42	$3.82
LeaderShares® Dynamic Yield ETF	0.75%	$1,000.00	$974.20	$3.73	$1,021.42	$3.82

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

LeaderShares® ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021- present)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018); OHA CLO Enhanced Equity II Genpar LLP (since 2021) and Carlyle Credit Income Fund (since September 2023)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services)(Since 2016)	10	iDirect Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	10	iDirect Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information as of October 31, 2023.

**	As of October 31, 2023, the Trust was comprised of 30 active portfolios managed by nine unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Fund, Redwood Managed Volatility Portfolio, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, which are also advised by the Funds’ Adviser.

10/31/23 – Two Roads v1

LeaderShares® ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2023

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2023.

**	As of October 31, 2023, the Trust was comprised of 30 active portfolios managed by nine unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Fund, Redwood Managed Volatility Portfolio, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, which are also advised by the Fund’s Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/23 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LEADERSHARES-AR23

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(f)	A copy of the code of ethics is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. (.

(a)(2)	Mr. Mark Gersten and Mr. Neil M. Kaufman are independent for purposes of this Item.

(a)(3)	Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2023	2022
LeaderShares AlphaFactor US Core Equity ETF	$13,200	$13,000
LeaderShares Activist Leaders ETF	$13,200	$13,000
LeaderShares AlphaFactor Tactical Focused ETF	$13,200	$13,000
LeaderShares Equity Skew ETF	$13,200	$13,000
LeaderShares Dynamic Yield ETF	$13,200	$14,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

Trust Series	2023	2022
LeaderShares AlphaFactor US Core Equity ETF	$3,200	$3,200
LeaderShares Activist Leaders ETF	$3,200	$3,200
LeaderShares AlphaFactor Tactical Focused ETF	$3,200	$3,200
LeaderShares Equity Skew ETF	$3,200	$3,200

LeaderShares Dynamic Yield ETF $3,200 $3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. There were no aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no services rendered by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(h)	Not applicable.

(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. INVESTMENTS.

(a)        Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2024

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 9, 2024